Cash and Cash Equivalents (Tables)	3 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	March 31, 2026	December 31, 2025
Bank balances	1,572,796	2,287,556
Voluntary deposits at Central Bank (1)	2,897,307	1,575,839
Reverse repurchase agreements (2)	1,007,916	-
Cash and Cash Equivalents	5,478,020	3,863,395

(1)	Voluntary deposits at the central bank are deposits made mainly by the subsidiary PicPay Bank at the Brazilian Central Bank and are considered as cash and cash equivalents.

(2)	Investments with historically high liquidity and composed mainly of Government Bonds with an average return of fixed interest rate. As of December 31, 2025 the amount was totally settled.